Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 3,641	$ 205,489	$ (189,393)	$ 10,057	$ 29,794
Balance (in shares) at Dec. 31, 2011	24,962,250
Issuance of ordinary shares on exercise of stock -options	32	570			602
Issuance of ordinary shares on exercise of stock -options (in shares)	195,000
Stock-based compensation expense		1,543			1,543
Net loss			(5,905)		(5,905)
Foreign currency translation adjustment				(673)	(673)
Comprehensive loss					(6,578)
Balance at Jun. 30, 2012	$ 3,673	$ 207,602	$ (195,298)	$ 9,384	$ 25,361
Balance (in shares) at Jun. 30, 2012	25,157,250